Financial instruments at fair value (Details) - Equity investment - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Fair Value of Investment	$ 78	$ 167
Fair Value, Inputs, Level 1 [Member]
Fair Value of Investment	78	167
Fair Value, Inputs, Level 2 [Member]
Fair Value of Investment	0	0
Fair Value, Inputs, Level 3 [Member]
Fair Value of Investment	$ 0	$ 0